Summary of Significant Accounting Policies (Details) - Schedule of Operating Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 7,779	$ 11,950	$ 26,143	$ 34,594	$ 45,886	$ 35,270
Revenue, changes Amount						$ 10,616
Revenue, percentage						30.00%
Software Services [Member]
Segment Reporting Information [Line Items]
Revenue	4,918	6,177	16,561	18,218	23,883	$ 12,430
Revenue, changes Amount						$ 13,454
Revenue, percentage						108.00%
Managed Services And Support [Member]
Segment Reporting Information [Line Items]
Revenue	2,456	3,708	8,362	11,879	15,178	$ 19,003
Revenue, changes Amount						$ (3,825)
Revenue, percentage						(20.00%)
Platform Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 405	$ 2,065	$ 1,220	$ 4,497	$ 4,825	$ 3,837
Revenue, changes Amount						$ 988
Revenue, percentage						26.00%